Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 18, 2011	Dec. 31, 2010
Fair value of the equity derivative instruments
Liability derivatives, fair value	$ 0	$ 74,300	$ 96,237
Equity Derivative Liability [Member] | Warrants [Member]
Fair value of the equity derivative instruments
Liability derivatives, fair value	$ 0		$ 96,200